Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 324,141	$ 112,050
Total ECL provisions	(350)	(201)
Total allowance and provisions	(2,261)	(1,091)	$ (1,165)
of which: Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	187,519
Total allowance and provisions	(1,018)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	46,191	22,167
Total ECL provisions	(73)	(48)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,267	3,663
Total ECL provisions	(31)	(26)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,839	1,337
Total ECL provisions	(14)	(5)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,922	11,833
Total ECL provisions	(12)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,045	2,376
Total ECL provisions	(1)	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,037	2,121
Total ECL provisions	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	91,643	39,996
Total ECL provisions	(178)	(111)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	50,696	23,611
Total ECL provisions	(149)	(93)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	18,444	3,801
Total ECL provisions	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	163,256	41,390
Total ECL provisions	(95)	(40)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15,846	8,711
Total ECL provisions	(14)	(6)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	17,139	4,578
Total ECL provisions	(23)	(4)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,658	4,723
Total ECL provisions	(38)	(19)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,618	7,855
Total ECL provisions	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,458	9,390
Total ECL provisions	(10)	(7)
Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines		327
Total ECL provisions		0
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,608	4,696
Total ECL provisions	(4)	(2)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	1,115
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	315,060	105,258
Total ECL provisions	(226)	(106)
Total allowance and provisions	(700)	(259)	(282)
Twelve-month expected credit losses | Stages 1 and 2 | of which: Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	183,235
Total allowance and provisions	(392)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,487	19,805
Total ECL provisions	(28)	(13)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,138	2,883
Total ECL provisions	(11)	(2)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,469	1,124
Total ECL provisions	(4)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,876	10,513
Total ECL provisions	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,045	2,376
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,027	2,121
Total ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	87,080	37,531
Total ECL provisions	(117)	(59)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	46,708	21,488
Total ECL provisions	(94)	(49)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	18,444	3,801
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	160,456	39,521
Total ECL provisions	(78)	(32)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15,033	8,528
Total ECL provisions	(11)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	16,678	4,304
Total ECL provisions	(17)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,253	4,442
Total ECL provisions	(33)	(16)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,618	7,854
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,932	8,900
Total ECL provisions	(8)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines		327
Total ECL provisions		0
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,593	4,600
Total ECL provisions	(4)	(2)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,456	6,522
Total ECL provisions	(90)	(69)
Total allowance and provisions	(416)	(267)	(220)
Lifetime expected credit losses | Stages 1 and 2 | of which: Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,894
Total allowance and provisions	(143)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(35)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(133)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(60)
Lifetime expected credit losses | Stages 1 and 2 | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(5)
Lifetime expected credit losses | Stages 1 and 2 | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(11)
Lifetime expected credit losses | Stages 1 and 2 | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(13)
Lifetime expected credit losses | Stages 1 and 2 | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,495	2,254
Total ECL provisions	(22)	(9)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,023	721
Total ECL provisions	(13)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	337	164
Total ECL provisions	(5)	(1)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	46	1,320
Total ECL provisions	(3)	(4)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,297	2,341
Total ECL provisions	(51)	(52)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,881	2,024
Total ECL provisions	(41)	(45)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,654	1,833
Total ECL provisions	(17)	(8)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	813	183
Total ECL provisions	(3)	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	454	268
Total ECL provisions	(6)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	375	256
Total ECL provisions	(5)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	522	487
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines		0
Total ECL provisions		0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11	94
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	519	270
Total ECL provisions	(37)	(26)
Total allowance and provisions	(993)	(564)	$ (662)
Lifetime expected credit losses | Stage 3 | of which: Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	285
Total allowance and provisions	(330)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	151	108
Total ECL provisions	(23)	(26)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	89	58
Total ECL provisions	(7)	(21)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	31	49
Total ECL provisions	(5)	(3)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	1
Total ECL provisions	(1)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	218	124
Total ECL provisions	(14)	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	59	99
Total ECL provisions	(12)	0
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	146	36
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8	5
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	29	26
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	3
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines		0
Total ECL provisions		0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	2
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	106
Total ECL provisions	3
Total allowance and provisions	(153)	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | of which: Credit Suisse
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	106
Total allowance and provisions	(153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	58
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	17
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	48
Total ECL provisions	4
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	48
Total ECL provisions	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0
Total ECL provisions	$ 0